Shareholders' equity and share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' equity and share-based payments
Summary of share cancellation

					Percentage
		Number of shares	Buybacks carried out regarding the		of the share
Fiscal	Board of Directors’	bought back and	Cancellation of the	Shareholder	capital on
year	decision date	cancelled	dilution(a)	return policy(b)	cancelled(c)
2019	December 11, 2019	65,109,435 shares bought back between October 29, 2018 and September 9, 2019	34,860,133 shares issued as payment for the 1st, 2nd and 3rd 2018 interim dividends	30,249,302 shares	2.44%
2018	December 12, 2018	44,590,699 shares bought back between February 9 and October 11, 2018	28,445,840 shares issued as payment for the 2nd and 3rd interim dividends as well as for the final 2017 dividends	16,144,859 shares	1.66%
2017			n/a(d)

(a)	Cancellation of the dilution for the shares issued, without discount, for the scrip dividend.
(b)	Within the framework of the $5 billion share buyback program over the 2018-2020 period.
(c)	Percentage of the share capital that the cancelled shares represented on the operations’ date.
(d)	TOTAL S.A. did not cancel any shares in the fiscal year 2017.

Schedule of variation of the number of shares composing the shares capital

As of December 31, 2016 (a)		2,430,365,862
Shares issued in connection with:	Capital increase reserved for employees	9,532,190
	Capital increase as payment of the scrip dividend (second 2016 interim dividend, third 2016 interim dividend, 2016 final dividend and first 2017 interim dividend)	86,442,256
	Exercise of TOTAL share subscription options	2,649,308
As of December 31, 2017 (b)		2,528,989,616
Shares issued in connection with:	Capital increase reserved for employees	9,354,889
	Capital increase as payment of the scrip dividend (second 2017 interim dividend, third 2017 interim dividend, 2017 final dividend and first 2018 interim dividend)	47,229,037
	Exercise of TOTAL share subscription options	2,096,571
	Issuance of shares in consideration for the acquisition of Maersk Olie og Gas A/S	97,522,593
	Cancellation of treasury shares	(44,590,699)
As of December 31, 2018 (c)		2,640,602,007
Shares issued in connection with:	Capital increase reserved for employees	10,047,337
	Capital increase as payment of the scrip dividend (second 2018 interim dividend, third 2018 interim dividend)	16,076,936
	Exercise of TOTAL share subscription options	264,230
	Cancellation of treasury shares	(65,109,435)
As of December 31, 2019 (d)		2,601,881,075

(a)	Including 10,587,822 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 8,376,756 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 32,473,281 treasury shares deducted from consolidated shareholders’ equity.
(d)	Including 15,474,234 treasury shares deducted from consolidated shareholders' equity.

Schedule of ESOP completed by the company

Fiscal year	2019	2018	2017
Date of the ESOP	June 6, 2019	May 3, 2018	April 26, 2017
By virtue of	18th resolution of the EGM of June 1, 2018	23rd resolution of the EGM of May 24, 2016
Subscriptions
Number of shares subscribed	9,845,111	9,174,817	9,350,220
Subscription price	40.10 euros	37.20 euros	38.10 euros
Free shares
Number of shares granted	202 226	180 072	181 970
By virtue of	19th resolution of the EGM of June 1, 2018	24th resolution of the EGM of May 24, 2016
Deferred contribution
Number of shares granted	5,932	6,784	10,393
Number of beneficiaries	1,187	1,360	2,086
End of the acquisition period	June 6, 2024	May 3, 2023	April 26, 2022

Schedule of TOTAL shares held by TOTAL S.A.

As of December 31,	2019	2018	2017
Number of treasury shares	15,474,234	32,473,281	8,376,756
Percentage of share capital	0.59%	1.23%	0.33%
Of which shares acquired with the intention to cancel them	11,051,144	27,360,278	—
Of which shares allocated to TOTAL share performance plans for Group employees	4,357,324	5,044,817	8,345,847
Of which shares intended to be allocated to new TOTAL share subscription or purchase options plans or to new share performance plans	65,766	68,186	30,909

Schedule of weighted-average shares and diluted shares used to calculate earnings per share and fully-diluted earnings per share

	2019	2018	2017
Number of shares as of January 1,	2,640,602,007	2,528,989,616	2,430,365,862
Number of shares issued during the year (pro rated)
Exercise of TOTAL share subscription options	157,153	1,351,465	1,198,036
TOTAL performance shares	2,140,576	2,039,729	1,105,796
Capital increase reserved for employees	5,860,947	6,236,593	6,354,793
Issuance of shares in consideration for the acquisition of Maersk Olie og Gas A/S	—	81,268,828	—
Capital increase as payment of the scrip dividend	12,360,894	26,352,572	53,365,971
Buyback of treasury shares including:	(27,026,481)	(30,405,112)	—
Shares repurchased in during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(24,818,443)	(30,102,242)	—
Shares repurchased in during the fiscal year to cover for the stock options plans	(2,208,038)	(302,870)	—
TOTAL shares held by TOTAL S.A. or by its subsidiaries and deducted from shareholders’ equity	(32,473,281)	(8,376,756)	(10,587,822)
Weighted-average number of shares	2,601,621,815	2,607,456,934	2,481,802,636
Dilutive effect
Grant of TOTAL share subscription or purchase options	33,636	296,830	727,864
Grant of TOTAL performance shares	14,593,030	13,794,896	10,238,411
Capital increase reserved for employees	1,759,407	2,167,784	1,987,502
Weighted-average number of diluted shares	2,618,007,888	2,623,716,444	2,494,756,413

Summary of dividends

2019 dividend	First interim	Second interim	Third interim	Final
Amount	€0.66	€0.66	€0.68	€0.68
Set date	April 25th, 2019	July 24th, 2019	October 29th, 2019	May 29th, 2020
Ex-dividend date	September 27th, 2019	January 6th, 2020	March 30th, 2020	June 29th, 2020
Payment date	October 1st, 2019	January 8th, 2020	April 1st, 2020	July 1st, 2020

Detail of other comprehensive income

For the year ended December 31,
(M$)	2019		2018		2017
Actuarial gains and losses		(192)		(12)		823
Change in fair value of investments in equity instruments		142		—		—
Tax effect		53		13		(390)
Currency translation adjustment generated by the parent company		(1,533)		(4,022)		9,316
Sub-total items not potentially reclassifiable to profit & loss		(1,530)		(4,021)		9,749
Currency translation adjustment		740		1,113		(2,578)
– Unrealized gain/(loss) of the period	800		1,238		(2,408)
– Less gain/(loss) included in net income	60		125		170
Available for sale financial assets		—		—		7
– Unrealized gain/(loss) of the period	—		—		7
– Less gain/(loss) included in net income	—		—		—
Cash flow hedge		(599)		25		324
– Unrealized gain/(loss) of the period	(552)		(94)		584
– Less gain/(loss) included in net income	47		(119)		260
Variation of foreign currency basis spread		1		(80)		—
– Unrealized gain/(loss) of the period	(57)		(80)		—
– Less gain/(loss) included in net income	(58)		—		—
Share of other comprehensive income of equity affiliates, net amount		408		(540)		(677)
– Unrealized gain/(loss) of the period	421		(495)		(655)
– Less gain/(loss) included in net income	13		45		22
Other		(3)		(5)		—
Tax effect		202		14		(100)
Sub-total items potentially reclassifiable to profit & loss		749		527		(3,024)
Total other comprehensive income, net amount		(781)		(3,494)		6,725

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2019			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(1,533)	(1,533)	—	—	—
Currency translation adjustment	740	636	138	7	(41)
Currency translation adjustment of equity affiliates	607	149	(7)	530	(65)
Total currency translation adjustment recognized in comprehensive income	(186)	(748)	131	537	(106)

As of December 31, 2018			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(4,022)	(4,022)	—	—	—
Currency translation adjustment	1,113	1,883	(431)	(10)	(329)
Currency translation adjustment of equity affiliates	(564)	343	14	(805)	(116)
Total currency translation adjustment recognized in comprehensive income	(3,473)	(1,796)	(417)	(815)	(445)

As of December 31, 2017			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	9,316	9,316	—	—	—
Currency translation adjustment	(2,578)	(3,275)	462	3	232
Currency translation adjustment of equity affiliates	(730)	(1,099)	(25)	207	187
Total currency translation adjustment recognized in comprehensive income	6,008	4,943	436	210	419

Tax effects relating to each component of other comprehensive income are as follows:

	2019			2018			2017
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	(192)	55	(137)	(12)	13	1	823	(390)	433
Change in fair value of investments in equity instruments	142	(2)	140	—	—	—	—	—	—
Currency translation adjustment generated by the parent company	(1,533)	—	(1,533)	(4,022)	—	(4,022)	9,316	—	9,316
Sub-total items not potentially reclassifiable to profit & loss	(1,583)	53	(1,530)	(4,034)	13	(4,021)	10,139	(390)	9,749
Currency translation adjustment	740	—	740	1,113	—	1,113	(2,578)	—	(2,578)
Available for sale financial assets	—	—	—	—	—	—	7	(3)	4
Cash flow hedge	(599)	202	(397)	25	(6)	19	324	(97)	227
Variation of foreign currency basis spread	1	—	1	(80)	20	(60)	—	—	—
Share of other comprehensive income of equity affiliates, net amount	408	—	408	(540)	—	(540)	(677)	—	(677)
Other	(3)	—	(3)	(5)	—	(5)	—	—	—
Sub-total items potentially reclassifiable to profit & loss	547	202	749	513	14	527	(2,924)	(100)	(3,024)
Total other comprehensive income	(1,036)	255	(781)	(3,521)	27	(3,494)	7,215	(490)	6,725

Schedule of share-based payment expense

As of December 31,
(M$)	2019	2018	2017
Total restricted shares plans	180	264	135
SunPower plans	26	21	31
Capital increase reserved for employees	27	30	16
Total	233	315	182

TOTAL share subscription or purchase option plans
Shareholders' equity and share-based payments
Summary of share subscription or purchase option plans

						Weighted
						average
	2009 Plan	2010 Plan	2011 Plan		Total	exercise price
Date of the shareholders’ meeting	5/11/2007	5/21/2010	5/21/2010
Award date (a)	9/15/2009	9/14/2010	9/14/2011
Strike price	39.90	€38.20	€33.00	€
Expiry date	9/15/2017	9/14/2018	9/14/2019
Number of options
Existing options as of January 1, 2017	1,779,053	2,880,237	626,328		5,285,618	38.16	€
Granted	—	—	—		—	—
Cancelled(b)	(195,370)	—	—		(195,370)	39.90	€
Exercised	(1,583,683)	(929,865)	(135,760)		(2,649,308)	38.95	€
Existing options as of January 1, 2018	—	1,950,372	490,568		2,440,940	37.15	€
Granted	—	—	—		—	—
Cancelled(b)	—	(79,139)	—		(79,139)	38.20	€
Exercised	—	(1,871,233)	(225,338)		(2,096,571)	37.64	€
Existing options as of January 1, 2019	—	—	265,230		265,230	33.00	€
Granted	—	—	—		—	—
Cancelled(b)	—	—	(1,000)		(1,000)	33.00	€
Exercised	—	—	(264,230)		(264,230)	33.00	€
Existing options as of December 31, 2019	—	—	—		—	n/a

(a)	The grant date is the date of the Board meeting awarding the share subscription or purchase options.
(b)

Out of the options canceled in 2017 2018 and 2019, (i) 195,370 options were early canceled or expired on September 15, 2017 due to expiry of 2009 plan, (ii) 79,139 options that were not exercised expired on September 14, 2018 due to expiry of 2010 plan and (iii) 1,000 options that were not exercised expired on September 14, 2019 due to expiry of 2011 plan.

TOTAL performance share plans
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	2014 Plan	2015 Plan	2016 Plan	2017 Plan	2018 Plan	2019 Plan		Total
Date of the shareholders’ meeting	5/16/2014	5/16/2014	5/24/2016	5/24/2016	5/24/2016	6/1/2018
Award date	7/29/2014	7/28/2015	7/27/2016	7/26/2017	3/14/2018	3/13/2019
Date of the final award (end of the vesting period)	7/30/2017	7/29/2018	7/28/2019	7/27/2020	3/15/2021	3/14/2022
Transfer authorized as from	7/30/2019	7/29/2020	7/29/2021	7/28/2022	3/16/2023	3/15/2024
Grant date IFRS 2 fair value	44.66	€35.90	€35.37	€35.57	€36.22	€40.11	€
Number of performance shares
Outstanding as of January 1, 2017	4,364,500	4,730,735	5,637,560	—	—	—		14,732,795
Notified	—	—	—	5,679,949	—	—		5,679,949
Cancelled	(2,157,820)	(31,480)	(29,050)	(910)	—	—		(2,219,260)
Finally granted	(2,206,680)	(1,950)	(1,410)	—	—	—		(2,210,040)
Outstanding as of January 1, 2018	—	4,697,305	5,607,100	5,679,039	—	—		15,983,444
Notified	—	—	—	—	6,083,145	—		6,083,145
Cancelled	—	(621,568)	(61,840)	(26,640)	(12,350)	—		(722,398)
Finally granted	—	(4,075,737)	(2,040)	(1,480)	—	—		(4,079,257)
Outstanding as of January 1, 2019	—	—	5,543,220	5,650,919	6,070,795	—		17,264,934
Notified	—	—	—	—	—	6,447,069		6,447,069
Cancelled	—	—	(1,267,392)	(41,220)	(41,260)	(39,246)		(1,389,118)
Finally granted	—	—	(4,275,828)	(1,840)	(1,100)	(180)		(4,278,948)
Outstanding as of December 31, 2019	—	—	—	5,607,859	6,028,435	6,407,643		18,043,937

Summary of grant rate by ranking

Ranking	Grant rate
1st place	180%
2nd place	130%
3rd place	80%
4th and 5th places	0%

SunPower plans
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	Restricted Stock Awards and Units
		Weighted-Average Grant Date
		Fair Value Per Share
	Shares (in thousands)	(in dollars) (a)
Outstanding as of January 1st, 2017	6,147	21.85
Granted	4,863	6.76
Vested (b)	(1,738)	25.87
Forfeited	(1,979)	18.15
Outstanding as of January 1st, 2018	7,293	11.83
Granted	4,449	7.77
Vested (b)	(2,266)	14.45
Forfeited	(1,816)	10.10
Outstanding as of January 1st, 2019	7,660	9.11
Granted	5,430	6.82
Vested (b)	(2,460)	9.65
Forfeited	(1,304)	8.28
Outstanding as of December 31, 2019	9,326	7.75

(a)	SunPower estimates the fair value of the restricted stock unit awards as the stock price on the grant date.
(b)	Restricted stock awards and units vested include shares withheld on behalf of employees to satisfy the minimum statutory tax withholding requirements.

Capital increase reserved for employees
Shareholders' equity and share-based payments
Schedule of assumptions used for valuation of the cost

For the year ended December 31,	2019
Date of the Board of Directors meeting that decided the issue	September 19, 2018
Subscription price (€) (a)	40.10
Share price at the reference date (€) (b)	49.91
Number of shares (in millions)	10.05
Risk free interest rate (%) (c)	(0.419)
Employees loan financing rate (%) (d)	4.11
Non transferability cost (% of the reference’s share price)	19.21
Expenses ($ million)	27.00

(a)	Average of the closing TOTAL share prices during the twenty trading days prior to the subscription period, after deduction of a 20% discount.
(b)	Closing share price on April 25, 2019, date on which the Chief Executive Officer set the subscription period.
(c)	Zero coupon Euro swap rate at 5 years.

Average of  5 year consumer’s credit rates.